Class II Shares | Pioneer High Yield VCT Portfolio
PIONEER HIGH YIELD VCT PORTFOLIO Portfolio summary
INVESTMENT OBJECTIVE
Maximize total return through a combination of income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. YOUR COSTS WOULD BE HIGHER IF FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION WERE INCLUDED. Please consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class II Shares Pioneer High Yield VCT Portfolio Class II
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.07%

EXAMPLE

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio's total annual operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

NUMBER OF YEARS YOU OWN YOUR SHARES (WITH REDEMPTION)
Expense Example (USD $)	1	3	5	10
Class II Shares Pioneer High Yield VCT Portfolio Class II	109	340	590	1,306

NUMBER OF YEARS YOU OWN YOUR SHARES (WITH OUT REDEMPTION)
Expense Example, No Redemption (USD $)	1	3	5	10
Class II Shares Pioneer High Yield VCT Portfolio Class II	109	340	590	1,306

PORTFOLIO TURNOVER
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio turnover rate was 43% of the average value of the portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such high yield debt securities and preferred stocks. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. The portfolio may invest in high yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The portfolio invests in securities with a broad range of maturities. The portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio's investments may include instruments that allow for balloon payments or negative amortization payments.

The portfolio may invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer.

The portfolio may invest up to 20% of its net assets in inverse floating rate obligations (a type of derivative instrument).

The portfolio may invest up to 20% of its net assets in common stock issued by both U.S. and non-U.S. issuers and other equity investments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights and equity interests in real estate investment trusts (REITs).

The portfolio may invest up to 15% of its total assets in equity and debt securities of non-U.S. issuers.

The portfolio may invest a portion of its assets in mortgage-related securities, including "sub-prime" mortgages, and asset-backed securities. The portfolio also may invest a portion of its assets in subordinated debt securities and event-linked bonds.

The portfolio may use derivatives, such as credit default swaps and bond and interest rate futures, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the portfolio's return as a non-hedging strategy that may be considered speculative. The portfolio may hold cash or other short-term investments.

The portfolio's investment adviser uses a value approach to select investments to buy and sell. The adviser seeks to identify securities that are selling at reasonable prices or substantial discounts to their underlying values and then holds these securities for their incremental yields or until the market values reflect their intrinsic values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. The adviser also considers a security's potential to provide income.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

You could lose money on your investment in the portfolio. As with any mutual fund, there is no guarantee that the portfolio will achieve its objective.

MARKET RISK. The values of securities held by the portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities, including securities held by the portfolio. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The portfolio may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the portfolio's investments to decline (this risk generally will be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the portfolio invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the portfolio may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF CONVERTIBLE SECURITIES. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A downturn in equity markets may cause the price of convertible securities to decrease relative to other fixed income securities.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

MARKET SEGMENT RISK. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.

DERIVATIVES RISK. Using derivatives exposes the portfolio to additional risks, may increase the volatility of the portfolio's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Changes in a derivative's value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the portfolio. Credit default swaps may in some cases be illiquid, and they increase credit risk since the portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the portfolio.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio's underlying assets or creates investment risk with respect to a larger pool of assets than the portfolio would otherwise have. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the portfolio may be higher than the expenses shown in "Annual portfolio operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE PORTFOLIO'S PAST PERFORMANCE

The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class II shares from calendar year to calendar year. The table shows the average annual total returns for Class II shares of the portfolio over time and compares these returns to the returns of the following indices: Bank of America (BofA) Merrill Lynch High Yield Master II Index, the portfolio's primary benchmark, and BofA Merrill Lynch All Convertibles Speculative Quality Index (All Convertibles Index), which measure convertible bonds. Each of these indices is a broad-based measure of market performance that has characteristics relevant to the portfolio's investment strategies.

The performance shown for Class II shares for periods prior to the commencement of operations of Class II shares on May 1, 2001 is based on the performance of Class I shares of the portfolio, reduced to reflect the higher distribution fee of Class II shares.

The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

The portfolio's past performance does not necessarily indicate how it will perform in the future.

ANNUAL RETURN CLASS II SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 25.34% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -26.53% (10/01/2008 TO 12/31/2008).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Average Annual Total Returns Class II Shares Pioneer High Yield VCT Portfolio	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class II	(2.04%)	4.62%	6.76%	7.56%	May 01, 2000
BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	4.38%	7.34%	8.59%	7.56%	May 01, 2000
BofA Merrill Lynch All Convertibles Speculative Quality Index (reflects no deduction for fees, expenses or taxes)	(6.87%)	2.90%	7.02%	3.89%	May 01, 2000